Finance Income and Expenses- Finance Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Interest income - deposits	$ 92	$ 31	$ 1
Interest income on FVOCI investments	30	8	0
Accretion income	27	12	5
Total finance income	$ 149	$ 51	$ 6